Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Equipment

Equipment consists of the following at December 31:

	2018	2017
Computer equipment	$76,424	$32,257
Sales demonstration units	155,293	54,003
R&D tools and molds	52,644	22,650
Furniture and fixtures	3,270	—

	287,631	108,910
Less: accumulated depreciation	(100,118)	(31,760)

Equipment, net	$187,513	$77,150